Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
	March 31, 202 3	March 31, 202 2
Current
Term bank loans (Refer note (a), (b), (c), (d) , (k) below)	1,740,076	1,392,738
Other working capital facilities (Refer note (h), (i), (j) ,(l),(m), (n), (o), (p) below)	3,367,962	4,868,255
Borrowings from others (Refer note (e), (f), (g) below)	602,317	850,076
	5,710,355	7,111,069
Non current
Term bank loans (Refer note (a), (b), (c), (d) , (k) below)	9,874,545	4,139,500
Borrowings from others (Refer note (e), (f), (g) below)	3,943,089	3,629,622
	13,817,634	7,769,122